Share-based compensation - Summary of Fair Values of the Share Options Granted (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2021
Share-Based Compensation
Number of options granted	30,000,000	114,000,000
Weighted average grant date fair value of option per share	$ 0.53
Aggregate grant date fair value of options	$ 75,638